As filed with the Securities and Exchange Commission on August 28, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-22486

Investment Company Act file number

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2018

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 17.34%
670,809	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	$608,102
652,629	Banc of America Funding Corp.
	Series 2007-3, 5.831%, 04/25/2037 (a)	583,885
710,283	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	573,498
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
214,475	Series 2006-9, 6.000%, 11/25/2036	208,664
348,079	Series 2007-1, 6.000%, 02/25/2037	308,711
243,881	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.365%, 02/25/2036 (a)	236,450
332,697	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	263,093
333,152	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	280,140
	GSR Mortgage Loan Trust
603,530	Series 2006-9F, 6.500%, 10/25/2036	514,736
232,607	Series 2007-4F, 6.000%, 07/25/2037	213,423
513,719	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	411,242
279,007	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 3.652%, 03/25/2035 (a)	280,824
	JP Morgan Chase Commercial Mortgage Securities Trust
6,021,058	Series 2012-C8, 1.948%, 10/17/2045 (a)(i)	359,295
2,165	Series 2007-LDP10, 5.464%, 01/15/2049 (a)	2,173
421,343	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	429,753
305,995	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 3.699%, 01/25/2036 (a)	301,856
	Morgan Stanley Mortgage Loan Trust
806,419	Series 2005-10, 6.000%, 12/25/2035	656,129
562,912	Series 2007-12, 6.250%, 08/25/2037	470,587
	Residential Asset Securitization Trust
687,906	Series 2007-A2, 6.000%, 04/25/2037	609,497
513,588	Series 2007-A6, 6.000%, 06/25/2037	462,190
842,663	Series 2007-A7, 6.000%, 07/25/2037	570,686
852,920	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (l)	468,880
397,224	Washington Mutual Asset-Backed Certificates Trust
	2006-HE3, 2.246% (1 Month LIBOR USD + 0.155%, 0.160% Floor), 08/25/2036 (b)	372,065
191,873	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	176,232
209,011	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	198,637

	Total Collateralized Mortgage Obligations (Cost $11,036,834)	9,560,748

Number of Shares
	COMMON STOCKS - 0.01%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (c)(d)(g)(h)	0
1,336,186	K2016470219 - Class B (c)(d)(g)(h)	0

		0

	Transportation - 0.01%
22	CEVA Holdings LLC (d)(g)(h)	5,183

	Total Common Stocks (Cost $29,791)	5,183

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.42%
	Metals & Mining - 1.42%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	780,567

	Total Convertible Obligations (Cost $780,000)	780,567

	CORPORATE OBLIGATIONS - 0.13%
	Specialty Retail - 0.13%
	K2016470219 South Africa, Ltd.
932,665	0.000% Cash or 3.000% PIK, 12/31/2022 (e)(n)	32,550
167,435	0.000% Cash or 8.000% PIK, 12/31/2022 (e)(n)	4,986
177,578	K2016470260 South Africa, Ltd.
	0.000% Cash or 25.000% PIK, 12/31/2022 (e)	35,516

	Total Corporate Obligations (Cost $2,007,469)	73,052

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 38.53%
	Argentine Bonos del Tesoro
1,157,000	21.200%, 09/19/2018	38,433
6,945,000	18.200%, 10/03/2021	207,688
10,209,900	16.000%, 10/17/2023	314,734
22,986,100	15.500%, 10/17/2026	713,380
5,100,000	Brazil Letras do Tesouro Nacional
	9.390%, 07/01/2021 (f)	997,093
	Brazil Notas do Tesouro Nacional - Serie F
2,065,000	10.000%, 01/01/2021	541,430
120,000	10.000%, 01/01/2023 (n)	30,273
1,630,000	10.000%, 01/01/2025 (n)	396,087
5,220,000	10.000%, 01/01/2027 (n)	1,230,432
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	57,634
	Colombian TES
583,000,000	10.000%, 07/24/2024	237,217
296,500,000	7.500%, 08/26/2026	107,658
342,500,000	6.000%, 04/28/2028	112,364
2,411,000,000	7.750%, 09/18/2030	886,123
	Ghana Government Bond
990,000	19.040%, 09/24/2018	208,054
99,000	24.500%, 10/22/2018	21,067
300,000	18.750%, 01/24/2022	64,232
200,000	16.500%, 02/06/2023	40,086
300,000	19.750%, 03/25/2024	66,793
910,000	19.750%, 03/15/2032	214,740
	Ghana Treasury Note
170,000	22.500%, 12/10/2018	36,188
340,000	21.000%, 01/07/2019	72,187
290,000	19.950%, 05/06/2019	62,368
460,000	16.500%, 02/17/2020	94,361
120,000	16.500%, 03/16/2020	24,609
	India Government Bond
25,000,000	8.200%, 02/15/2022	368,204
44,000,000	8.150%, 06/11/2022	646,048
7,000,000	8.080%, 08/02/2022	102,729
90,000,000	8.130%, 09/21/2022	1,327,965
2,000,000	6.840%, 12/19/2022	28,005
74,000,000	8.830%, 11/25/2023	1,121,152
15,000,000	7.680%, 12/15/2023	215,712
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	670,389
1,500,000,000	7.000%, 05/15/2022	102,791
890,000,000	5.625%, 05/15/2023	57,449
25,441,000,000	8.375%, 09/15/2026	1,815,312
606,000,000	9.000%, 03/15/2029	45,186
140,000,000	10.500%, 08/15/2030	11,455
1,689,000,000	8.750%, 05/15/2031	123,463
7,580,000,000	8.375%, 03/15/2034	530,283
	Korea Treasury Bond
400,000,000	4.250%, 06/10/2021	380,335
581,500,000	3.375%, 09/10/2023	546,050

459,000,000	3.500%, 03/10/2024	435,039
267,000,000	3.000%, 09/10/2024	247,057
	Mexican Bonos
27,100	8.500%, 12/13/2018	136,849
378,200	5.000%, 12/11/2019	1,832,781
11,000	8.000%, 06/11/2020	55,729
7,600	6.500%, 06/10/2021	37,085
	Mexican Udibonos
15,936	4.000%, 06/13/2019 (j)	80,406
13,170	2.500%, 12/10/2020 (j)	64,361
	Mexico Cetes
393,540	8.070%, 01/31/2019 (f)	189,063
1,088,340	7.910%, 03/28/2019 (f)	516,643
1,351,190	7.940%, 05/23/2019 (f)	633,854
	Philippine Government Bond
22,580,000	3.875%, 11/22/2019	418,883
15,690,000	3.375%, 08/20/2020	284,641
	Republic of Ghana Government Bond
1,810,000	16.250%, 05/17/2021	364,495
200,000	24.500%, 06/21/2021	47,862
390,000	24.750%, 07/19/2021	94,168
150,000	16.250%, 04/07/2025	29,389
910,000	19.000%, 11/02/2026	198,268
1,113,000	Ukraine Government International Bond
	1.987%, 05/31/2040 (e)(o)	708,074

	Total Foreign Government Debt Obligations (Cost $23,853,928)	21,242,406

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 15.38%
	Federal Home Loan Mortgage Corp.
1,060,639	Pool #4062, 3.500%, 06/15/2042	1,065,483
805,611	Pool #4171, 3.000%, 02/15/2043	744,789
	Federal National Mortgage Association
604,150	Pool #1201, 3.500%, 10/01/2032	613,338
302,276	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 6.000% Cap, 0.000% Floor), 08/25/2033 (b)(m)	329,074
39,326	Pool #2011-113, 4.000%, 03/25/2040	39,331
526,713	Pool #2012-63, 2.000%, 08/25/2040	509,675
1,100,589	Pool #2014-95, 3.000%, 04/25/2041	1,082,792
501,948	Pool #2012-150, 1.750%, 01/25/2043	473,131
737,008	2018-23, 2.750%, 12/25/2043	716,178
490,621	2018-27, 3.000%, 12/25/2047	472,883
483,711	Pool #3392, 4.000%, 01/01/2048	493,614
497,569	2018-36, 3.000%, 06/25/2048	482,653
491,722	2018-38, 3.000%, 06/25/2048	476,498
	Government National Mortgage Association
625,990	Pool #2010-62, 3.666% (1 Month LIBOR USD + 5.750%, 5.750% Cap, 0.000% Floor), 05/20/2040 (b)(i)(m)	71,681
635,812	Pool #2011-72, 3.296% (1 Month LIBOR USD + 5.380%, 5.380% Cap, 0.000% Floor), 05/20/2041 (b)(i)(m)	70,445
694,448	Pool #2012-40, 4.000%, 01/20/2042	702,313
1,229,942	Pool #2013-113, 4.166% (1 Month LIBOR USD + 6.250%, 6.250% Cap, 0.000% Floor), 03/20/2043 (b)(i)(m)	134,772

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $8,604,991)	8,478,650

Number of Shares
	PREFERRED STOCKS - 0.02%
	Transportation - 0.02%
49	CEVA Holdings LLC (d)(g)(h)	11,218

	Total Preferred Stocks (Cost $64,483)	11,218

	WARRANTS - 0.00%
	Textiles, Apparel & Luxury Goods - 0.00%
361	Edcon Holdings, Ltd. F - Expiration: December, 2049 (c)(d)(g)(h)	0
6,464,770	Edcon Holdings, Ltd. F1 - Expiration: December, 2049 (c)(d)(g)(h)	0
523,517	Edcon Holdings, Ltd. F2 - Expiration: December, 2049 (c)(d)(g)(h)	0

	Total Warrants (Cost $0)	0

Principal Amount
	SHORT TERM INVESTMENTS - 23.47%
	Foreign Government Debt Obligation - 3.85%
	Argentina Treasury Bill
323,000	39.640%, 09/14/2018 (f)	11,713
129,000	38.810%, 10/12/2018 (f)	4,550
264,000	Bonos de la Nacion Argentina Con Ajuste Por Cer
	0.000%, 02/08/2019 (p)	9,914
	Egypt Treasury Bill
2,300,000	15.690%, 07/10/2018 (f)	127,976
2,300,000	18.710%, 08/14/2018 (f)	125,740
1,500,000	18.840%, 08/21/2018 (f)	81,720
6,100,000	19.230%, 11/06/2018 (f)	320,865
	Letras del Banco Central de la Republica Argentina
335,000	0.000%, 07/18/2018 (p)	11,459
803,000	0.000%, 08/15/2018 (p)	26,985
1,305,000	0.000%, 09/19/2018 (p)	41,380
2,215,000	0.000%, 10/17/2018 (p)	68,433
137,000	0.000%, 11/21/2018 (g)(h)(p)	4,106
	Mexico Cetes
1,457,000	8.030%, 10/11/2018 (f)	717,178
117,340	8.030%, 11/08/2018 (f)	57,407
1,049,640	8.060%, 12/06/2018 (f)	510,396

		2,119,822

Number of Shares
	Money Market Funds - 19.62%
10,818,056	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (k)	10,818,056

	Total Short Term Investments (Cost $13,041,627)	12,937,878

	Total Investments (Cost $59,419,123) - 96.30%	53,089,702
	Other Assets in Excess of Liabilities - 3.70%	2,037,791

	TOTAL NET ASSETS - 100.00%	$55,127,493

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2018.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(d)	Non-income producing.
(e)

Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $781,126, which represents 1.42% of total net assets.

(f)	Zero Coupon Bond. The effective yield is listed.
(g)	As of June 30, 2018, the Valuation Committee has fair valued these securities. The value of these securities total $4,106, which represents 0.00% of total net assets.
(h)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(i)

Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2018. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $636,193, which represents 1.15% of total net assets.

(j)	Represents an inflation protected security.
(k)	Seven-day yield as of June 30, 2018.

(l)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2018.

(m)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(n)	Non-income producing security. Item identifies as in default as to payment of interest.

(o)	Variable rate security. The coupon rate will be 0.00% until the year 2021. The effective yield is listed.

(p)	Zero Coupon Bond.

Glossary of Terms

LIBOR London Interbank Offered Rate

PIK Payment-in-Kind

Schedule of Open Forward Currency Contracts (Unaudited)

June 30, 2018

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
9/24/2018	Citibank	Brazilian Real	3,300,000	Euro	790,608	$(85,648)
7/5/2018	Deutsche Bank	Japanese Yen	80,680,000	U.S. Dollar	731,592	(2,589)
7/12/2018	Citibank	Mexican Peso	9,384,000	Euro	389,430	16,307
7/13/2018	Citibank	Mexican Peso	7,476,600	Euro	339,140	(20,840)
10/3/2018	Citibank	Mexican Peso	46,884,480	Euro	1,972,837	3,914
7/12/2018	JP Morgan Chase	U.S. Dollar	250,434	Australian Dollar	327,481	8,077
7/16/2018	JP Morgan Chase	U.S. Dollar	129,030	Australian Dollar	169,500	3,586
8/13/2018	JP Morgan Chase	U.S. Dollar	250,316	Australian Dollar	327,260	8,090
8/15/2018	JP Morgan Chase	U.S. Dollar	128,257	Australian Dollar	169,500	2,799
8/22/2018	Citibank	U.S. Dollar	277,389	Australian Dollar	370,000	3,521
9/12/2018	JP Morgan Chase	U.S. Dollar	250,368	Australian Dollar	327,260	8,123
9/13/2018	Citibank	U.S. Dollar	498,037	Australian Dollar	654,000	13,931
9/14/2018	JP Morgan Chase	U.S. Dollar	129,077	Australian Dollar	169,500	3,608
9/20/2018	JP Morgan Chase	U.S. Dollar	1,107,685	Australian Dollar	1,489,000	5,472
10/15/2018	JP Morgan Chase	U.S. Dollar	128,308	Australian Dollar	169,500	2,816
7/5/2018	Deutsche Bank	U.S. Dollar	214,983	Euro	183,683	388
7/9/2018	Bank of America	U.S. Dollar	224,844	Euro	186,500	6,894
7/16/2018	JP Morgan Chase	U.S. Dollar	71,077	Euro	60,167	726
7/19/2018	Morgan Stanley	U.S. Dollar	51,663	Euro	44,250	(89)
7/23/2018	Morgan Stanley	U.S. Dollar	51,896	Euro	44,250	129
7/25/2018	Deutsche Bank	U.S. Dollar	51,107	Euro	44,000	(376)
8/2/2018	HSBC	U.S. Dollar	41,610	Euro	34,118	1,665
8/2/2018	JP Morgan Chase	U.S. Dollar	320,143	Euro	263,000	12,224
8/9/2018	Citibank	U.S. Dollar	80,189	Euro	66,790	1,947
8/10/2018	Barclays	U.S. Dollar	225,797	Euro	189,000	4,376
8/10/2018	BNP Paribas	U.S. Dollar	2,202,607	Euro	1,845,000	41,117
8/15/2018	Deutsche Bank	U.S. Dollar	14,429	Euro	12,000	365
8/20/2018	JP Morgan Chase	U.S. Dollar	104,960	Euro	88,500	1,196
8/21/2018	JP Morgan Chase	U.S. Dollar	71,502	Euro	60,167	953
8/22/2018	Bank of America	U.S. Dollar	377,846	Euro	319,000	3,769
8/23/2018	UBS	U.S. Dollar	240,866	Euro	203,500	2,212
8/24/2018	Deutsche Bank	U.S. Dollar	93,584	Euro	78,923	1,019
8/24/2018	Citibank	U.S. Dollar	1,924,576	Euro	1,620,000	24,574
8/29/2018	Goldman Sachs	U.S. Dollar	53,736	Euro	45,500	351
8/29/2018	Deutsche Bank	U.S. Dollar	394,284	Euro	333,864	2,560
9/7/2018	Deutsche Bank	U.S. Dollar	215,975	Euro	183,683	310
9/7/2018	Bank of America	U.S. Dollar	728,393	Euro	620,500	(145)
9/13/2018	Citibank	U.S. Dollar	75,602	Euro	63,594	901
9/20/2018	Goldman Sachs	U.S. Dollar	397,256	Euro	340,000	(2,341)
9/24/2018	Deutsche Bank	U.S. Dollar	51,288	Euro	44,000	(440)
9/25/2018	JP Morgan Chase	U.S. Dollar	70,185	Euro	60,167	(556)
9/28/2018	Goldman Sachs	U.S. Dollar	53,145	Euro	45,500	(363)
9/28/2018	Deutsche Bank	U.S. Dollar	390,157	Euro	333,733	(2,319)
7/5/2018	Deutsche Bank	U.S. Dollar	745,078	Japanese Yen	80,680,000	16,075
7/13/2018	Deutsche Bank	U.S. Dollar	2,392,378	Japanese Yen	254,142,270	94,748
7/30/2018	JP Morgan Chase	U.S. Dollar	181,263	Japanese Yen	19,500,000	4,760
8/2/2018	Deutsche Bank	U.S. Dollar	368,327	Japanese Yen	40,545,342	1,253
8/10/2018	BNP Paribas	U.S. Dollar	817,464	Japanese Yen	88,730,000	13,686
8/15/2018	JP Morgan Chase	U.S. Dollar	389,684	Japanese Yen	41,463,000	13,947
8/20/2018	Bank of America	U.S. Dollar	137,123	Japanese Yen	15,015,000	1,008
8/23/2018	Citibank	U.S. Dollar	322,811	Japanese Yen	35,670,000	(618)
9/5/2018	JP Morgan Chase	U.S. Dollar	315,026	Japanese Yen	34,284,478	3,863
9/11/2018	HSBC	U.S. Dollar	350,161	Japanese Yen	38,500,000	584
9/12/2018	Deutsche Bank	U.S. Dollar	144,461	Japanese Yen	15,700,000	1,896
9/12/2018	JP Morgan Chase	U.S. Dollar	404,249	Japanese Yen	43,970,000	4,976
9/12/2018	HSBC	U.S. Dollar	436,432	Japanese Yen	47,460,000	5,468
9/18/2018	Bank of America	U.S. Dollar	136,608	Japanese Yen	15,015,000	203
9/18/2018	JP Morgan Chase	U.S. Dollar	168,630	Japanese Yen	18,500,000	565
9/18/2018	HSBC	U.S. Dollar	170,038	Japanese Yen	17,820,000	8,151
9/20/2018	Citibank	U.S. Dollar	532,027	Japanese Yen	58,390,000	1,500
9/25/2018	Deutsche Bank	U.S. Dollar	161,992	Japanese Yen	17,733,000	813
9/25/2018	JP Morgan Chase	U.S. Dollar	352,728	Japanese Yen	38,610,000	1,792
10/2/2018	Deutsche Bank	U.S. Dollar	366,199	Japanese Yen	40,134,658	1,198
12/18/2018	HSBC	U.S. Dollar	814,922	Japanese Yen	88,800,000	2,080
1/11/2019	Goldman Sachs	U.S. Dollar	179,333	Japanese Yen	19,732,000	(1,646)
1/16/2019	JP Morgan Chase	U.S. Dollar	410,018	Japanese Yen	44,610,000	694
1/25/2019	Citibank	U.S. Dollar	337,106	Japanese Yen	36,309,000	3,702
1/25/2019	JP Morgan Chase	U.S. Dollar	519,485	Japanese Yen	56,000,000	5,271
2/4/2019	JP Morgan Chase	U.S. Dollar	1,882,814	Japanese Yen	200,000,000	44,824
2/14/2019	Citibank	U.S. Dollar	111,948	Japanese Yen	11,860,000	2,865
8/23/2018	Citibank	U.S. Dollar	49,368	South Korea Won	52,836,000	1,883
10/29/2018	HSBC	U.S. Dollar	245,475	South Korea Won	270,856,853	1,291
11/13/2018	JP Morgan Chase	U.S. Dollar	373,030	South Korea Won	400,000,000	12,173
12/7/2018	Goldman Sachs	U.S. Dollar	965,235	South Korea Won	1,037,000,000	28,689

						$349,908

Schedule of Open Swap Contracts (Unaudited)

Interest Rate Swaps

June 30, 2018

Pay/Receive Floating Rate	Floating Rate Index	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR*	Quarterly	3.848%	Semi-Annual	8/22/2043	JP Morgan Chase	$4,170,000	$(700,035)	$0	$(700,035)
Receive	3-MO-USD-LIBOR*	Quarterly	2.587%	Semi-Annual	7/27/2047	Citibank	1,100,000	76,419	0	76,419
Receive	3-MO-USD-LIBOR*	Quarterly	1.973%	Semi-Annual	1/27/2025	Citibank	360,000	19,952	0	19,952
Receive	3-MO-USD-LIBOR	Quarterly	2.980%	Semi-Annual	2/20/2048	Citibank	274,000	(1,983)	0	(1,983)
Receive	3-MO-USD-LIBOR**	Quarterly	3.002%	Semi-Annual	2/22/2048	HSBC	274,000	(3,194)	0	(3,194)
Receive	3-MO-USD-LIBOR**	Quarterly	3.019%	Semi-Annual	2/23/2048	HSBC	274,000	(4,130)	0	(4,130)
Receive	3-MO-USD-LIBOR*	Quarterly	1.914%	Semi-Annual	1/22/2025	HSBC	196,000	11,533	0	11,533
Receive	3-MO-USD-LIBOR*	Quarterly	1.817%	Semi-Annual	2/3/2025	Citibank	120,000	7,810	0	7,810
Receive	3-MO-USD-LIBOR*	Quarterly	1.942%	Semi-Annual	1/30/2025	Citibank	80,000	4,591	0	4,591

								$(589,037)	$0	$(589,037)

*	Centrally cleared swap, clearing agent: JP Morgan Chase
**	Centrally cleared swap, clearing agent: Citibank

GuidePath® Growth Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.53%
	Exchange Traded Funds - 98.53%
305,439	iShares Core MSCI EAFE ETF	$19,355,669
996,440	iShares Core MSCI Emerging Markets ETF	52,323,064
1,008,159	iShares Core S&P Small-Cap ETF (a)	84,140,950
669,087	iShares MSCI Canada ETF	19,075,670
411,766	iShares MSCI Switzerland Capped ETF	13,415,336
1,227,228	Schwab U.S. Large-Cap ETF	79,757,548
339,496	SPDR S&P 600 Small Cap Growth ETF (a)	21,456,147
253,591	SPDR S&P China ETF	26,571,265
3,740,271	Vanguard FTSE Developed Markets ETF	160,457,626
208,833	Vanguard Global ex-U.S. Real Estate ETF	12,129,021
320,763	Vanguard Real Estate ETF (a)	26,126,146
678,603	Vanguard S&P 500 ETF	169,318,235
36,836	Vanguard Value ETF	3,824,682

		687,951,359

	Total Investment Companies (Cost $582,960,981)	687,951,359

	SHORT TERM INVESTMENTS - 1.83%
	Money Market Funds - 1.83%
12,749,884	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (b)	12,749,884

	Total Short Term Investments (Cost $12,749,884)	12,749,884

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.54%
	Investments Purchased with Proceeds from Securities Lending - 14.54%
101,528,580	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.21% (b)	101,528,580

	Total Investments Purchased with Proceeds from Securities Lending (Cost $101,528,580)	101,528,580

	Total Investments (Cost $697,239,445) - 114.90%	802,229,823
	Liabilities in Excess of Other Assets - (14.90)%	(104,021,209)

	TOTAL NET ASSETS - 100.00%	$698,208,614

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2018.

GuidePath® Conservative Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.71%
	Exchange Traded Funds - 98.71%
103,545	Invesco DB Gold Fund	$4,091,063
212,760	iShares 1-3 Year Treasury Bond ETF (a)	17,737,801
346,502	iShares 7-10 Year Treasury Bond ETF (a)	35,519,920
96,627	iShares 10+ Year Credit Bond ETF (a)	5,598,568
228,342	iShares 20+ Year Treasury Bond ETF (a)	27,793,788
52,695	iShares Core MSCI Emerging Markets ETF	2,767,015
206,733	iShares Core S&P Small-Cap ETF (a)	17,253,936
256,263	iShares Edge MSCI Min Vol USA ETF (a)	13,622,941
37,947	iShares J.P. Morgan USD Emerging Markets Bond ETF	4,051,601
103,178	iShares MSCI Canada ETF (a)	2,941,605
208,194	iShares MSCI Switzerland Capped ETF (a)	6,782,961
76,939	iShares U.S. Credit Bond ETF	8,242,475
448,599	SPDR Bloomberg Barclays High Yield Bond ETF (a)	15,916,293
165,427	SPDR Bloomberg Barclays International Treasury Bond ETF	4,590,599
192,860	SPDR Bloomberg Barclays TIPS ETF	10,709,516
42,374	SPDR S&P 600 Small CapValue ETF (a)	2,830,160
49,805	SPDR S&P China ETF	5,218,568
664,641	Vanguard FTSE Developed Markets ETF (a)	28,513,099
682,612	Vanguard Mortgage-Backed Securities ETF	35,093,083
68,680	Vanguard Real Estate ETF (a)	5,593,986
134,271	Vanguard S&P 500 ETF	33,501,957
22,965	Vanguard Total Bond Market ETF	1,818,598
57,049	Vanguard Value ETF (a)	5,923,398

		296,112,931

	Total Investment Companies (Cost $287,522,781)	296,112,931

	SHORT TERM INVESTMENTS - 1.59%
	Money Market Funds - 1.59%
4,767,334	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (b)	4,767,334

	Total Short Term Investments (Cost $4,767,334)	4,767,334

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.11%
	Investments Purchased with Proceeds from Securities Lending - 28.11%
84,331,370	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.21% (b)	84,331,370

	Total Investments Purchased with Proceeds from Securities Lending (Cost $84,331,370)	84,331,370

	Total Investments (Cost $376,621,485) - 128.41%	385,211,635

	Liabilities in Excess of Other Assets - (28.41)%	(85,224,956)

	TOTAL NET ASSETS - 100.00%	$299,986,679

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2018.

GuidePath® Tactical Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.62%
	Exchange Traded Funds - 98.62%
119,269	Invesco QQQ Trust Series 1 (a)	$20,472,524
87,832	iShares Core S&P 500 ETF	23,982,528
161,493	ProShares Ultra S&P 500 ETF (a)	17,972,556
767,972	Schwab U.S. Large-Cap ETF	49,910,500
10,933	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,001,244
69,130	SPDR S&P 500 ETF Trust (a)	18,753,586
147,410	Technology Select Sector SPDR ETF	10,240,573
219,526	Vanguard Growth ETF	32,887,190
107,974	Vanguard Mid-Cap Growth ETF	14,512,785
133,354	Vanguard Mid-Cap Value ETF	14,730,283
290,434	Vanguard S&P 500 ETF	72,466,187
72,450	Vanguard Small-Cap Growth ETF (a)	12,736,710
71,166	Vanguard Small-Cap Value ETF	9,663,631

		299,330,297

	Total Investment Companies (Cost $268,287,153)	299,330,297

	SHORT TERM INVESTMENTS - 1.50%
	Money Market Funds - 1.50%
4,538,629	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (b)	4,538,629

	Total Short Term Investments (Cost $4,538,629)	4,538,629

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL- 10.76%
	Investments Purchased with Proceeds from Securities Lending Collateral - 10.76%
32,653,908	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.21% (b)	32,653,908

	Total Investments Purchased with Proceeds from Securities Lending Collateral(Cost $32,653,908)	32,653,908

	Total Investments (Cost $305,479,690) - 110.88%	336,522,834
	Liabilities in Excess of Other Assets - (10.88)%	(33,008,500)

	TOTAL NET ASSETS - 100.00%	$303,514,334

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2018.

GuidePath® Absolute Return Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.73%
	Exchange Traded Funds - 55.71%
22,522	Invesco DB Agriculture Fund (a)	$406,072
4,019	Invesco DB Base Metals Fund (a)	70,694
21,418	Invesco DB Energy Fund (a)	365,819
347,400	iShares 3-7 Year Treasury Bond ETF (b)	41,688,000
54,162	iShares Core MSCI Emerging Markets ETF	2,844,047
141,793	iShares Floating Rate Bond ETF	7,231,443
144,218	iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	15,398,156
150,181	ProShares Investment Grade-Interest Rate Hedged ETF	11,099,878
26,864	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2,460,205
512,833	SPDR Bloomberg Barclays High Yield Bond ETF (b)	18,195,315
203,887	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	6,149,232
75,861	Vanguard FTSE Developed Markets ETF (b)	3,254,437
750,828	Vanguard Mortgage-Backed Securities ETF	38,600,067
44,717	Vanguard S&P 500 ETF (b)	11,157,339
154,436	Vanguard Total Bond Market ETF	12,229,787

		171,150,491

	Mutual Funds - 43.02%
810,544	BlackRock Low Duration Bond Portfolio - Institutional Shares	7,683,954
851,698	DoubleLine Core Fixed Income Fund - Institutional Shares	9,113,168
1,544,517	DoubleLine Low Duration Bond Fund - Institutional Shares	15,352,501
560,886	DoubleLine Multi-Asset Growth Fund - Institutional Shares (d)	5,238,674
3,894,392	DoubleLine Total Return Bond Fund - Institutional Shares	40,579,569
2,694,778	T. Rowe Price Institutional Floating Rate Fund	26,786,095
4,810,812	Vanguard High-Yield Corporate Fund - Admiral Shares	27,421,626

		132,175,587

	Total Investment Companies (Cost $308,419,429)	303,326,078

	SHORT TERM INVESTMENTS - 0.98%
	Money Market Funds - 0.98%
2,996,002	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (c)	2,996,002

	Total Short Term Investments (Cost $2,996,002)	2,996,002

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.38%
	Investments Purchased with Proceeds from Securities Lending Collateral - 11.38%
34,967,727	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.21% (c)	34,967,727

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $34,967,727)	34,967,727

	Total Investments (Cost $346,383,158) - 111.09%	341,289,807
	Liabilities in Excess of Other Assets - (11.09)%	(34,082,856)

	TOTAL NET ASSETS - 100.00%	$307,206,951

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2018.
(d)

Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstnading shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.97% of total net assets as of June 30, 2018.

GuidePath® Multi-Asset Income Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.61%
	Exchange Traded Funds - 77.67%
81,666	Global X MLP ETF (a)	$748,061
136,612	iShares 0-5 Year High Yield Corporate Bond ETF (a)	6,368,852
51,922	iShares 20+ Year Treasury Bond ETF (a)	6,319,946
62,160	iShares Currency Hedged MSCI Eurozone ETF (a)	1,868,530
5,574	iShares iBoxx $ Investment Grade Corporate Bond ETF	638,613
120,219	iShares Income Emerging Markets Dividend ETF	4,733,022
28,565	iShares MBS ETF (a)	2,975,902
236,565	iShares U.S. Preferred Stock ETF (a)	8,920,865
163,133	SPDR Portfolio Aggregate Bond ETF	4,549,779
68,829	SPDR Portfolio Long Term Corporate Bond ETF	1,797,813
623,843	SPDR Portfolio S&P 500 High Dividend ETF (a)	23,263,105
28,005	SPDR S&P Global Dividend ETF (a)	1,886,977
43,746	SPDR S&P Global Infrastructure ETF	2,157,054
33,849	Vanguard Emerging Markets Government Bond ETF (a)	2,552,553
52,960	Vanguard Global ex-U.S. Real Estate ETF	3,075,917
54,857	Vanguard Intermediate-Term Corporate Bond ETF	4,581,657
200,392	Vanguard International High Dividend Yield Index Fund	12,470,394
32,599	Vanguard Real Estate ETF (a)	2,655,189
3,195	Vanguard S&P 500 ETF (a)	797,184
173,391	WisdomTree U.S. SmallCap Dividend Fund (a)	5,141,043

		97,502,456

	Mutual Funds - 20.94%
274,734	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	2,681,405
239,501	Loomis Sayles Global Equity and Income Fund - Institutional Shares	5,484,577
823,210	T. Rowe Price Institutional Floating Rate Fund	8,182,707
1,742,220	Vanguard High-Yield Corporate Fund - Admiral Shares	9,930,654

		26,279,343

	Total Investment Companies (Cost $122,014,596)	123,781,799

	SHORT TERM INVESTMENTS - 0.66%
	Money Market Funds - 0.66%
831,205	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (b)	831,205

	Total Short Term Investments (Cost $831,205)	831,205

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 23.09%
	Investments Purchased with Proceeds from Securities Lending Collateral- 23.09%
28,978,666	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.21% (b)	28,978,666

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $28,978,666)	28,978,666

	Total Investments (Cost $151,824,467) - 122.36%	153,591,670
	Liabilities in Excess of Other Assets - (22.36)%	(28,070,995)

	TOTAL NET ASSETS - 100.00%	$125,520,675

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2018.

GuidePath® Flexible Income Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.55%
	Exchange Traded Funds - 72.25%
151,204	Global X MLP ETF (a)	$1,385,029
29,402	iShares 0-5 Year High Yield Corporate Bond ETF (a)	1,370,721
79,732	iShares Core MSCI Emerging Markets ETF	4,186,727
21,885	iShares U.S. Preferred Stock ETF (a)	825,283
308,702	SPDR Bloomberg Barclays High Yield Bond ETF (a)	10,952,748
239,787	VanEck Vectors Emerging Markets High Yield Bond ETF	5,498,316
32,226	Vanguard FTSE Developed Markets ETF (a)	1,382,495
95,506	Vanguard Global ex-U.S. Real Estate ETF	5,546,988
33,777	Vanguard Real Estate ETF (a)	2,751,137
22,881	Vanguard S&P 500 ETF	5,709,038
4,331	Vanguard Total Bond Market ETF	342,972

		39,951,454

	Mutual Funds - 26.30%
180,554	BlackRock High Yield Portfolio - Institutional Shares	1,374,015
2,311,044	Vanguard High-Yield Corporate Fund - Admiral Shares	13,172,950

		14,546,965

	Total Investment Companies (Cost $54,988,129)	54,498,419

	SHORT TERM INVESTMENTS - 0.67%
	Money Market Funds - 0.67%
372,738	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (b)	372,738

	Total Short Term Investments (Cost $372,738)	372,738

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.00%
	Investments Purchased with Proceeds from Securities Lending Collateral- 32.00%
17,694,521	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.21% (b)	17,694,521

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $17,694,521)	17,694,521

	Total Investments (Cost $73,055,388) - 131.22%	72,565,678
	Liabilities in Excess of Other Assets - (31.22)%	(17,264,473)

	TOTAL NET ASSETS - 100.00%	$55,301,205

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2018.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Investments (Unaudited)

June 30, 2018

Principal Amount		Value
	Short Term Investments - 97.18%
	Certificate of Deposit - 79.47%
	Banco Del Estado De Chile
$1,000,000	2.260%, 07/19/2018	$1,000,002
4,000,000	2.351% (1 Month LIBOR USD + 0.350%), 09/04/2018 (a)	4,002,260
	Bank of America Corp.
2,500,000	2.161%, 08/02/2018 (a)	2,500,000
1,500,000	2.265%, 08/16/2018 (a)	1,500,000
4,500,000	BNP Paribas SA
	2.310%, 10/04/2018	4,500,452
6,250,000	CIBC
	1.880%, 07/02/2018	6,250,000
2,000,000	Commonwealth Bank of Australia
	2.261% (1 Month LIBOR USD + 0.260%), 01/03/2019 (a)	2,001,000
5,000,000	Credit Agricole Corp. and Investment Bank
	1.850%, 07/05/2018	5,000,000
4,000,000	Credit Industriel et Commercial Bank
	2.250%, 09/20/2018	4,001,899
	Dexia Credit Local SA
5,000,000	2.431% (3 Month LIBOR USD + 0.100%), 05/17/2019 (a)	5,000,192
5,000,000	2.230%, 08/08/2018	5,000,026
5,000,000	DZ Bank AG
	2.250%, 08/09/2018	5,000,000
	Landesbank Hessen-Thueringen Girozentrale
3,500,000	2.300%, 07/06/2018	3,500,000
1,000,000	2.300%, 07/16/2018	1,000,000
5,000,000	Mitsubishi UFJ Trust & Banking Corp/NY
	2.340%, 10/16/2018	5,000,058
4,000,000	Mizuho Bank, Ltd.
	2.030%, 07/23/2018	4,000,000
6,300,000	National Bank of Kuwait
	1.900%, 07/02/2018	6,300,000
	Oversea-Chinese Banking Corp., Ltd.
2,500,000	1.920%, 07/05/2018	2,500,000
3,000,000	2.120%, 07/16/2018	3,000,000
	Royal Bank of Canada
1,500,000	2.226% (1 Month LIBOR USD + 0.180%), 07/10/2018 (a)	1,500,000
1,600,000	2.587% (3 Month LIBOR USD + 0.250%), 03/27/2019 (a)	1,601,574
1,800,000	2.356% (1 Month LIBOR USD + 0.310%), 06/12/2019	1,800,059
3,800,000	Skandinaviska Enskilda Banken AB
	2.357% (1 Month LIBOR USD + 0.300%), 09/14/2018 (a)	3,801,851
	Sumitomo Mitsui Banking Corp.
3,250,000	2.270%, 09/05/2018	3,250,695
1,250,000	2.295% (1 Month LIBOR USD + 0.210%), 07/19/2018 (a)	1,250,000
	Sumitomo Mitsui Trust Bank, Ltd.
5,000,000	2.340%, 10/15/2018	5,000,342
4,000,000	Svenska Handelsbanken
	2.294% (1 Month LIBOR USD + 0.210%), 11/20/2018 (a)	4,000,672
	The Norinchukin Bank
1,000,000	1.840%, 07/10/2018 (a)	1,000,001
4,900,000	1.900%, 07/05/2017 (a)	4,900,000
4,000,000	The Toronto-Dominion Bank
	2.240%, 08/29/2018	4,000,858
2,500,000	Wells Fargo Bank NA
	2.211% (1 Month LIBOR USD + 0.210%), 09/06/2018 (a)	2,500,780

	Total Certificate of Deposit (Cost $105,650,089)	105,662,721

	COMMERCIAL PAPER - 9.98%
4,800,000	COFCO Capital Corp.
	2.124%, 07/17/2018	4,795,477
4,500,000	ING U.S. Funding, LLC.
	2.328% (1 Month LIBOR USD + 0.230%), 11/26/2018 (a)	4,500,774
4,000,000	Swedbank AB
	2.288%, 10/04/2018	3,976,095

	Total Commercial Paper (Cost $13,271,516)	13,272,346

Number of Shares
	Money Market Funds - 1.04%
1,386,100	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (b)(c)	1,386,100

	Total Money Market Funds (Cost $1,386,100)	1,386,100

Principal Amount
	U.S. Treasury Bill - 6.69%
	United States Treasury Bill
$3,300,000	1.6738%, 07/05/2018 (c)(d)(e)	3,299,380
2,850,000	1.7613%, 08/02/2018 (c)(d)(e)	2,845,379
2,750,000	1.8738%, 09/06/2018 (d)(e)	2,740,559

	Total US Treasury Bill (Cost $8,885,009)	8,885,318

	Total Short Term Investments (Cost $129,192,714)	129,206,485

	Total Investments (Cost $129,192,714) - 97.18%	129,206,485
	Other Assets in Excess of Liabilities - 2.82%	3,755,180

	TOTAL NET ASSETS - 100.00%	$132,961,665

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(b)	Seven-day yield as of June 30, 2018.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Unaudited)

June 30, 2018

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	34	$4,380,283	Jul-18	$(58,844)
Australian 3-Year Treasury Bond Futures	105	8,651,978	Sep-18	(350)
Australian 10-Year Treasury Bond Futures	159	15,221,724	Sep-18	12,025
Australian Dollar Futures	(186)	(13,760,280)	Sep-18	115,843
Brent Crude Futures (a)	46	3,644,580	Jul-18	192,033
British Pound Futures	(165)	(13,649,625)	Sep-18	52,138
CAC40 Index Futures	67	4,162,903	Jul-18	(72,720)
Canadian 10-Year Bond Futures	32	3,327,669	Sep-18	(25,285)
Canadian Dollar Futures	(241)	(18,354,560)	Sep-18	15,091
Cocoa Futures (a)	17	427,040	Sep-18	9,622
Coffee ‘C’ Futures (a)	(57)	(2,460,263)	Sep-18	82,716
Copper Futures (a)	21	1,557,150	Sep-18	(77,853)
Corn Futures (a)	(220)	(4,083,750)	Dec-18	266,978
Cotton No. 2 Futures (a)	33	1,384,680	Dec-18	(116,869)
DAX® Index Futures	5	1,796,736	Sep-18	(70,500)
DJIA E-Mini CBOT Futures	40	4,853,000	Sep-18	(160,122)
E-mini Nasdaq 100 Futures	44	6,218,740	Sep-18	(152,831)
E-mini Russell 2000 Futures	102	8,402,250	Sep-18	(181,782)
E-mini S&P 500 Futures	40	5,443,200	Sep-18	(70,668)
E-mini S&P Mid Cap 400 Futures	35	6,846,350	Sep-18	(177,054)
Euribor 3 Month Futures	141	41,292,610	Sep-18	(211)
Euro Fx Futures	(102)	(14,964,038)	Sep-18	52,925
Euro Stoxx 50® Index Futures	84	3,326,412	Sep-18	(67,458)
Euro-Bobl Futures	134	20,682,673	Sep-18	109,546
Euro-BTP Futures	(16)	(2,377,457)	Sep-18	(49,669)
Euro-BTP Futures—Short	(16)	(2,067,849)	Sep-18	(18,828)
Euro-Bund Futures	151	28,663,743	Sep-18	199,500
Euro-Buxl® 30 Year Futures	54	11,205,988	Sep-18	176,271
Eurodollar 90 Day Futures	(722)	(175,734,800)	Dec-18	(12,379)
Euro-OATS Futures	160	28,875,524	Sep-18	230,976
Euro-Schatz Futures	285	37,304,510	Sep-18	23,747
FTSE 100 Index Futures	62	6,219,883	Sep-18	(51,168)
FTSE MIB Index Futures	7	881,550	Sep-18	(19,372)
FTSE/JSE Top 40 Index Futures	11	414,468	Sep-18	1,329
Gold 100 Oz. Futures (a)	(14)	(1,756,300)	Aug-18	4,908
Hang Seng Index Futures	13	2,379,920	Jul-18	29,835
HSCEI Index Futures	9	623,413	Jul-18	1,465
IBEX 35® Index Futures	(16)	(1,794,079)	Jul-18	13,712
Japanese Yen Futures	(10)	(1,133,438)	Sep-18	5,215
Live Cattle Futures (a)	(53)	(2,262,570)	Aug-18	(55,358)
LME Aluminium Futures (a)(b)	(3)	(159,881)	Sep-18	(25)
LME Aluminium Futures (a)(b)	34	1,811,988	Sep-18	(136,270)
LME Copper Futures (a)(b)	23	3,811,100	Sep-18	(154,719)
LME Copper Futures (a)(b)	(10)	(1,657,000)	Sep-18	13,119
LME Nickel Futures (a)(b)	(3)	(268,101)	Sep-18	12,212
LME Nickel Futures (a)(b)	19	1,697,973	Sep-18	(39,745)
LME Zinc Futures (a)(b)	(4)	(285,700)	Sep-18	1,180
LME Zinc Futures (a)(b)	16	1,142,800	Sep-18	(107,250)
Long Gilt Futures	99	16,078,420	Sep-18	16,285
Low Sulphur Gas Oil Futures (a)	48	3,248,400	Aug-18	46,697
Mexican Peso Futures	(271)	(6,735,705)	Sep-18	(257,151)
MSCI EAFE Index Futures	33	3,226,410	Sep-18	(92,888)
MSCI Emerging Markets Index Futures	(4)	(212,660)	Sep-18	(6,049)
MSCI Singapore Index Futures	29	779,009	Jul-18	(3,233)
MSCI Taiwan Index Futures	39	1,511,640	Jul-18	3,816
Natural Gas Futures (a)	(30)	(877,200)	Jul-18	5,712
New Zealand Dollar Futures	(267)	(18,075,900)	Sep-18	438,631
Nikkei 225 Futures	20	4,026,555	Sep-18	(14,831)
NY Harbor ULSD Futures (a)	30	2,784,222	Jul-18	77,709
OMXS30 Futures	157	2,736,227	Jul-18	(12,080)
RBOB Gasoline Futures (a)	33	2,981,563	Jul-18	90,844
S&P/TSX 60 Index Futures	65	9,525,653	Sep-18	107,225
Silver Futures (a)	(17)	(1,376,830)	Sep-18	6,906
South African Rand Futures	(72)	(2,595,600)	Sep-18	46,183
Soybean Futures (a)	(89)	(3,916,000)	Nov-18	410,490
Soybean Meal Futures (a)	(51)	(1,682,490)	Dec-18	73,438
Soybean Oil Futures (a)	(72)	(1,284,768)	Dec-18	76,614
SPI 200TM Index Futures	82	9,327,147	Sep-18	90,241
Sterling 90 Day Futures	172	28,143,347	Sep-18	(19,685)
Sugar No. 11 Futures (a)	(172)	(2,359,840)	Sep-18	12,338
Swiss Franc Futures	(170)	(21,579,375)	Sep-18	110,023
TOPIX Index Futures	24	3,751,253	Sep-18	(91,802)
U.S. Treasury 2-Year Note Futures	(203)	(43,001,110)	Sep-18	(50,044)
U.S. Treasury 5-Year Note Futures	(104)	(11,816,188)	Sep-18	(50,983)
U.S. Treasury 10-Year Note Futures	(56)	(6,730,500)	Sep-18	(70,427)
U.S. Treasury Long Bond Futures	(14)	(2,030,000)	Sep-18	(44,963)
U.S. Treasury Ultra Bond Futures	(4)	(638,250)	Sep-18	(12,849)
Wheat Futures (a)	(39)	(1,007,663)	Dec-18	27,147
WTI Crude Futures (a)	41	2,970,860	Aug-18	72,123

				$730,493

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Conservative Income Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 50.96%
	Exchange Traded Funds - 50.96%
334	Invesco Senior Loan ETF	$7,649
163	iShares 0-5 Year High Yield Corporate Bond ETF	7,599
309	iShares 0-5 Year Investment Grade Corporate Bond ETF	15,339
664	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	20,418

		51,005

	Total Investment Companies (Cost $51,068)	51,005

	SHORT TERM INVESTMENTS - 50.97%
	Money Market Funds - 50.97%
51,013	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (a)	51,013

	Total Short Term Investments (Cost $51,013)	51,013

	Total Investments (Cost $102,081) - 101.93%	102,018
	Liabilities in Excess of Other Assets - (1.93)%	(1,931)

	TOTAL NET ASSETS - 100.00%	$100,087

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2018.

GuidePath® Income Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.18%
	Exchange Traded Funds - 98.18%
70	iShares Core U.S. Aggregate Bond ETF	$7,442
65	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,447
35	iShares JP Morgan USD Emerging Markets Bond ETF	3,737
277	iShares US Preferred Stock ETF	10,446
157	Schwab Intermediate-Term U.S. Treasury ETF	8,216
273	Schwab U.S. TIPS ETF	14,991
517	SPDR Bloomberg Barclays High Yield Bond ETF	18,343
162	VanEck Vectors Emerging Markets High Yield Bond ETF	3,715
803	Wisdomtree CBOE S&P 500 PutWrite Strategy Fund	23,632

		97,969

	Total Investment Companies (Cost $98,259)	97,969

	SHORT TERM INVESTMENTS - 4.03%
	Money Market Funds - 4.03%
4,018	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (a)	4,018

	Total Short Term Investments (Cost $4,018)	4,018

	Total Investments (Cost $102,277) - 102.21%	101,987
	Liabilities in Excess of Other Assets - (2.21)%	(2,200)

	TOTAL NET ASSETS - 100.00%	$99,787

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2018.

GuidePath® Growth & Income Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 100.95%
	Exchange Traded Funds - 100.95%
858	Vanguard High Dividend Yield ETF (a)	$71,257
377	Vanguard Real Estate ETF (a)	30,706

		101,963

	Total Investment Companies (Cost $101,132)	101,963

	SHORT TERM INVESTMENTS - 4.78%
	Money Market Funds - 4.78%
4,833	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 1.81% (b)	4,833

	Total Short Term Investments (Cost $4,833)	4,833

	Total Investments (Cost $105,965) - 105.73%	106,796
	Liabilities in Excess of Other Assets - (5.73)%	(5,789)

	TOTAL NET ASSETS - 100.00%	$101,007

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is availlable from the SEC’s EDGAR database at www.sec.gov.

(b)	Seven-day yield as of June 30, 2018.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including collateralized mortgage obligations, convertible obligations, corporate obligations, foreign government obligations and mortgage-backed securities; (2) certain common stocks and preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2018:

GuideMark® Opportunistic Fixed Income Fund	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$-	$5,183	$0	$5,183
Preferred Stock	-	11,218	-	11,218

Total Equity	-	16,401	-	16,401
Fixed Income
Collateralized Mortgage Obligations	-	9,560,748	-	9,560,748
Convertible Obligations	-	780,567	-	780,567
Corporate Obligations	-	73,052	-	73,052
Foreign Government Obligations	-	21,242,406	-	21,242,406
Mortgage Backed Securities—U.S. Government Agency	-	8,478,650	-	8,478,650

Total Fixed Income	-	40,135,423	-	40,135,423
Warrants	-	-	0	0
Short Term Investments	10,818,056	2,115,716	4,106	12,937,878

Total Investments in Securities	$10,818,056	$42,267,540	$4,106	$53,089,702

Other Financial Instruments*
Forward Currency Contracts	$-	$349,908	$-	$349,908
Swaps	-	(589,037)	-	(589,037)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants	Short Term Investments

Balance as of April 1, 2018	$0	$0	$-
Purchases	-	-	-
Sales proceeds and paydowns	-	-	-
Accreted discounts, net	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-
Transfers into/(out of) Level 3	-	-	4,106

Balance as of June 30, 2018	$0	$0	$4,106

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2018.	$-	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$687,951,360	$-	$-	$687,951,360
Short Term Investments	12,749,884	-	-	12,749,884
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	101,528,580

Total Investments in Securities	$700,701,244	$-	$-	$802,229,824

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$296,112,931	$-	$-	$296,112,931
Short Term Investments	4,767,334	-	-	4,767,334
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	84,331,370

Total Investments in Securities	$300,880,265	$-	$-	$385,211,635

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$299,330,297	$-	$-	$299,330,297
Short Term Investments	4,538,629	-	-	4,538,629
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	32,653,908

Total Investments in Securities	$303,868,926	$-	$-	$336,522,834

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$303,326,078	$-	$-	$303,326,078
Short Term Investments	2,996,002	-	-	2,996,002
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	34,967,727

Total Investments in Securities	$306,322,080	$-	$-	$341,289,807

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$123,781,799	$-	$-	$123,781,799
Short Term Investments	831,205	-	-	831,205
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	28,978,666

Total Investments in Securities	$124,613,004	$-	$-	$153,591,670

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$54,498,419	$-	$-	$54,498,419
Short Term Investments	372,738	-	-	372,738
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	17,694,521

Total Investments in Securities	$54,871,157	$-	$-	$72,565,678

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$1,386,100	$127,820,385	$-	$129,206,485
Total Investments in Securities	$1,386,100	$127,820,385	$-	$129,206,485

Other Financial Instruments*
Futures	$730,493	$-	$-	$730,493

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$51,005	$-	$-	$51,005
Short Term Investments	51,013	-	-	51,013

Total Investments in Securities	$102,018	$-	$-	$102,018

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$97,969	$-	$-	$97,969
Short Term Investments	4,018	-	-	4,018

Total Investments in Securities	$101,987	$-	$-	$101,987

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Growth & Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$101,963	$-	$-	$101,963
Short Term Investments	4,833	-	-	4,833

Total Investments in Securities	$106,796	$-	$-	$106,796

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2018

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest Rate Contracts - Swaps	Appreciation on swap agreements	$120,305	Depreciation on swap agreements	$709,342

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	467,878	Depreciation of forward currency contracts	117,970

Total		$588,183		$827,312

GuidePath® Managed Futures Strategy Fund

The GuidePath Managed Futures Strategy Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period, ended June 30, 2018, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2018

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$1,482,786	Unrealized depreciation on futures contracts	$688,089

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	247,623	Unrealized depreciation on futures contracts	1,303,402

Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	836,049	Unrealized depreciation on futures contracts	257,151

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	768,350	Unrealized depreciation on futures contracts	355,673

Total		$3,334,808		$2,604,315

*Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount of futures, forwards and swaps during the period ended June 30, 2018 were as follows:

Long Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Futures	$-	$347,950,863
Forwards	$25,324,649	-
Swaps	$6,799,000	-

Short Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Futures	$-	($368,487,483)
Forwards	$(787,182)	-

Cross Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Forwards	$5,742,533	$-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2018, the Funds (excluding the Opportunistic Fixed Income Fund and Managed Futures Strategy Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending
Opportunistic Fixed Income Fund	$-
Growth Allocation Fund	101,528,580
Conservative Allocation Fund	84,331,370
Tactical Allocation Fund	32,653,908
Absolute Return Allocation Fund	34,967,727
Multi-Asset Income Allocation Fund	28,978,666
Flexible Income Allocation Fund	17,694,521
Managed Futures Strategy Fund	-

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2018

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08/28/2018